Corporate Income Tax Expenses (Benefit) - Summary of Details of Corporate Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Corporate tax paid(refund)	$ (678)	$ 0
Changes in deferred tax due to temporary differences	0	(1,031,269)
Corporate tax expense directly reflected in capital	0	171,218
Others	2,861,757	(651,645)
Income tax expense (benefit)	$ 2,861,079	$ (1,511,696)	$ (3,599,507)